Contract Assets, Net - (Tables)	12 Months Ended
Dec. 31, 2021
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Schedule of Contract With Customer Asset Net Current

	As of December 31,
	2020	2021
	RMB	RMB	US$
Contract assets	26,031	56,869	8,924
Allowance for credit losses	(3,497)	(14,478)	(2,272)

	22,534	42,391	6,652

Schedule of provision for contract assets and allowance for credit losses
The movements in the provision for contract assets and allowance for credit losses were as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	—	—	3,497	549
Adoption of ASC 326	—	—	2,383	374
Provisions	—	3,497	8,598	1,349

Balance at the end of the year	—	3,497	14,478	2,272